ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 115,911	$ 206,093
Series Fifteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	36,759	36,759
Series Sixteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	1,204	31,893
Series Seventeen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	12,292	60,785
Series Eighteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	40,536	51,536
Series Nineteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120